Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments on Leases	The future minimum payments on the leases for each of the next three years and in the aggregate amount to the following:
2019	54,050
2020	39,639
2021	13,213
$106,902

Schedule of Payments on Capital Lease Obligation

At December 31, 2018, approximate payments to be made on these capital lease obligations are as follows:

2019	$75,342
2020	75,342
2021	60,734
2022	43,703
2023	39,531
Thereafter	29,843
Capital lease obligation	324,495
Less: amounts representing interest	26,354
Current maturities of capital lease obligations	65,265

Capital lease obligations, non-current	$232,876